Offsetting financial assets and financial liabilities	12 Months Ended
Oct. 31, 2018
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Offsetting financial assets and financial liabilities
Note 30 Offsetting financial assets and financial liabilities

Offsetting within our Consolidated Balance Sheets may be achieved where financial assets and liabilities are subject to master netting arrangements that provide the currently enforceable right of offset and where there is an intention to settle on a net basis, or realize the assets and settle the liabilities simultaneously. For derivative contracts and repurchase and reverse repurchase arrangements, this is generally achieved when there is a market mechanism for settlement (e.g., central counterparty exchange or clearing house) which provides daily net settlement of cash flows arising from these contracts. Margin receivables and margin payables are generally offset as they settle simultaneously through a market settlement mechanism.

Amounts that do not qualify for offsetting include master netting arrangements that only permit outstanding transactions with the same counterparty to be offset in an event of default or occurrence of other predetermined events. Such master netting arrangements include the ISDA Master Agreement or certain derivative exchange or clearing counterparty agreements for derivative contracts, global master repurchase agreement and global master securities lending agreements for repurchase, reverse repurchase and other similar secured lending and borrowing arrangements.

The amount of financial collateral received or pledged subject to master netting arrangements or similar agreements but do not qualify for offsetting refers to the collateral received or pledged to cover the net exposure between counterparties by enabling the collateral to be realized in an event of default or the occurrence of other predetermined events. Certain amounts of collateral are restricted from being sold or re-pledged unless there is an event of default or the occurrence of other predetermined events.

The tables below provide the amount of financial instruments that have been offset on the Consolidated Balance Sheets and the amounts that do not qualify for offsetting but are subject to enforceable master netting arrangements or similar agreements. The amounts presented are not intended to represent our actual exposure to credit risk.

Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements

	As at October 31, 2018
	Amounts subject to offsetting and enforceable netting arrangements
				Amounts subject to master netting arrangements or similar agreements but do not qualify for offsetting on the balance sheet (1)
(Millions of Canadian dollars)	Gross amounts of financial assets before balance sheet offsetting	Amounts of financial liabilities offset on the balance sheet	Net amount of financial assets presented on the balance sheet	Impact of master netting agreements	Financial collateral received (2)	Net amount	Amounts not subject to enforceable netting arrangements	Total amount recognized on the balance sheet
Assets purchased under reverse repurchase agreements and securities borrowed	$312,392	$18,379	$294,013	$85	$292,808	$1,120	$589	$294,602
Derivative assets (3)	81,770	583	81,187	57,010	14,720	9,457	12,852	94,039
Other financial assets	3,315	3,054	261	–	244	17	–	261
	$397,477	$22,016	$375,461	$57,095	$307,772	$10,594	$13,441	$388,902

	As at October 31, 2017
	Amounts subject to offsetting and enforceable netting arrangements
				Amounts subject to master netting arrangements or similar agreements but do not qualify for offsetting on the balance sheet (1)
(Millions of Canadian dollars)	Gross amounts of financial assets before balance sheet offsetting	Amounts of financial liabilities offset on the balance sheet	Net amount of financial assets presented on the balance sheet	Impact of master netting agreements	Financial collateral received (2)	Net amount	Amounts not subject to enforceable netting arrangements	Total amount recognized on the balance sheet
Assets purchased under reverse repurchase agreements and securities borrowed	$239,944	$20,470	$219,474	$24	$218,970	$480	$1,503	$220,977
Derivative assets (3)	151,451	67,827	83,624	58,804	16,357	8,463	11,399	95,023
Other financial assets	2,593	1,050	1,543	–	78	1,465	62	1,605
	$393,988	$89,347	$304,641	$58,828	$235,405	$10,408	$12,964	$317,605

(1)	Financial collateral is reflected at fair value. The amount of financial instruments and financial collateral disclosed is limited to the net balance sheet exposure, and any over-collateralization is excluded from the table.
(2)	Includes cash collateral of $10 billion (October 31, 2017 – $12 billion) and non-cash collateral of $297 billion (October 31, 2017 – $224 billion).
(3)	Includes cash margin of $2.2 billion (October 31, 2017 – $0.6 billion) which offset against the derivative balance on the balance sheet.

Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements

	As at October 31, 2018
	Amounts subject to offsetting and enforceable netting arrangements
	Gross amounts of financial liabilities before balance sheet offsetting	Amounts of financial assets offset on the balance sheet		Amounts subject to master netting arrangements or similar agreements but do not qualify for offsetting on the balance sheet (1)			Amounts not subject to enforceable netting arrangements
(Millions of Canadian dollars)			Net amount of financial liabilities presented on the balance sheet	Impact of master netting agreements	Financial collateral pledged (2)	Net amount		Total amount recognized on the balance sheet
Obligations related to assets sold under repurchase agreements and securities loaned	$225,193	$18,379	$206,814	$85	$205,790	$939	$–	$206,814
Derivative liabilities (3)	76,877	583	76,294	57,010	11,446	7,838	13,944	90,238
Other financial liabilities	3,061	3,005	56	–		56	–	56
	$305,131	$21,967	$283,164	$57,095	$217,236	$8,833	$13,944	$297,108

	As at October 31, 2017
	Amounts subject to offsetting and enforceable netting arrangements
	Gross amounts of financial liabilities before balance sheet offsetting	Amounts of financial assets offset on the balance sheet		Amounts subject to master netting arrangements or similar agreements but do not qualify for offsetting on the balance sheet (1)			Amounts not subject to enforceable netting arrangements
(Millions of Canadian dollars)			Net amount of financial liabilities presented on the balance sheet	Impact of master netting agreements	Financial collateral pledged (2)	Net amount		Total amount recognized on the balance sheet
Obligations related to assets sold under repurchase agreements and securities loaned	$161,883	$20,470	$141,413	$24	$141,256	$133	$1,671	$143,084
Derivative liabilities (3)	145,855	67,705	78,150	58,804	10,697	8,649	13,977	92,127
Other financial liabilities	3,027	1,364	1,663	–	444	1,219	5	1,668
	$310,765	$89,539	$221,226	$58,828	$152,397	$10,001	$15,653	$236,879

(1)	Financial collateral is reflected at fair value. The amount of financial instruments and financial collateral disclosed is limited to the net balance sheet exposure, and any over-collateralization is excluded from the table.
(2)	Includes cash collateral of $11 billion (October 31, 2017 – $10 billion) and non-cash collateral of $206 billion (October 31, 2017 – $142 billion).
(3)	Includes cash margin of $2.3 billion (October 31, 2017 – $0.3 billion) which offset against the derivative balance on the balance sheet.